Summary of Significant Accounting Policies (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Computer Equipment [Member]
Property, Plant and Equipment, Depreciation Methods	straight-line	straight-line
Property, Plant and Equipment, Useful Life	3 years	3 years
Office Equipment [Member]
Property, Plant and Equipment, Depreciation Methods	straight-line	straight-line
Property, Plant and Equipment, Useful Life	5 years	5 years
Software [Member]
Property, Plant and Equipment, Depreciation Methods	straight-line	straight-line
Property, Plant and Equipment, Useful Life	3 years	3 years